CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Cash Flows from Operating Activities:
Net loss for the period	$ (4,637,513)	$ (4,453,454)	$ (9,559,807)	$ (8,165,785)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	3,601	222,203	11,781	281,524
Depreciation	1,512	1,788	3,129	3,750
Gain on settlement of debt	(1,592)	0	(1,592)	0
Loss on sale of equipment	0	9,432	0	9,432
Gain on disposition of marketable securities	0	0	(48,300)	0
Accretion of convertible notes	2,544,408	2,328,009	4,940,465	4,494,048
Changes in non-cash working capital:
Net decrease in deposits and advances	146,346	243,895	289,343	175,564
Net increase (decrease) in accounts payable and accrued expenses	(300,956)	192,581	(449,207)	186,958
Net cash used in operating activities	(2,244,194)	(1,455,546)	(4,814,188)	(3,014,509)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment	0	0	(350,000)	0
Proceeds from sales of equipment	0	165,000	0	165,000
Proceeds from disposition of marketable securities	0	0	48,300	0
Net cash provided by (used in) investing activities	0	165,000	(301,700)	165,000
Cash Flows from Financing Activities:
Proceeds from the issuance of common shares	34,108,113	0	38,244,973	0
Settlement of debt	(2,408)		(2,408)
Net cash provided by financing activities	34,105,705	0	38,242,565	0
Change in Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	31,861,511	(1,290,546)	33,126,677	(2,849,509)
Cash and cash equivalents - beginning of period	10,616,058	4,880,184	9,350,892	6,439,147
Cash and cash equivalents - end of period	$ 42,477,569	$ 3,589,638	$ 42,477,569	$ 3,589,638